Property and Equipment, Net - Schedule of Property and Equipment (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Schedule of Property and Equipment [Line Items]
Gross property and equipment	$ 366,809	$ 2,875,777	$ 2,807,477
Less: accumulated depreciation	(356,116)	(2,791,945)	(2,773,539)
Total	10,693	83,832	33,938
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	19,759	154,912	154,912
Furniture and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	30,723	240,865	172,565
Computer software [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	$ 316,327	$ 2,480,000	$ 2,480,000